SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL [abstract]
Schedule of classes of share capital
	As at December 31 2017	Movement	As at December 31 2018	Movement	As at December 31 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Authorized, issued and fully paid:
Listed shares
- H shares	1,431,300	-	1,431,300	-	1,431,300
- A shares	5,652,237	-	5,652,237	-	5,652,237
Total	7,083,537	-	7,083,537	-	7,083,537